SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT (Details)	Dec. 31, 2024
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years